SUBSEQUENT EVENTS (Details)					1 Months Ended		3 Months Ended
	Nov. 11, 2016 $ / shares shares	Oct. 24, 2016 $ / shares shares	Oct. 17, 2016 USD ($)	Aug. 01, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 16, 2016 USD ($) $ / shares shares	Nov. 30, 2016 vessel	Sep. 26, 2016 shares	Sep. 23, 2016 USD ($) $ / shares shares	Sep. 22, 2016 USD ($) $ / shares shares	Jul. 31, 2016 $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Feb. 23, 2016 $ / shares	Feb. 22, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares														$ 0.05		$ 0.01	$ 0.05
Number of outstanding common shares (in shares) | shares														105,948,238			34,535,127
Common stock authorized (in shares) | shares																600,000,000
Common stock, value, authorized																$ 6,000,000.00
Share capital														$ 5,297,000			$ 1,727,000
Subsequent Event
Subsequent Event [Line Items]
Reverse share split, conversion ratio				0.2		0.2
Common stock, par value (in dollars per share) | $ / shares		$ 0.05		$ 0.05				$ 0.05			$ 0.05	$ 0.05	$ 0.01
Number of outstanding common shares (in shares) | shares				105,945,238				105,965,192		105,945,238			529,728,928
Common stock authorized (in shares) | shares											150,000,000	120,000,000
Common stock, value, authorized											$ 7,500,000	$ 6,000,000
Proceeds from sale of vessel						$ 3,500,000
Share capital								$ 5,298,260
Number of newbuildings with postponed delivery | vessel									2
Subsequent Event | Management
Subsequent Event [Line Items]
Shares issued | shares	700,000
Award term	5 years
Vesting period	3 years
Exercise prices (in dollars per share) | $ / shares	$ 4.20
Golden Leo | Subsequent Event
Subsequent Event [Line Items]
Newbuilding installments					$ 15,700,000
Front Mediterranean | Subsequent Event
Subsequent Event [Line Items]
Net sales price			$ 46,200,000
Front Mediterranean | Subsequent Event | Scenario, Forecast
Subsequent Event [Line Items]
Proceeds from sale of vessel							$ 12,700,000
Gain on sale of newbuilding							$ 100,000
Convertible Debt
Subsequent Event [Line Items]
Debt face amount														$ 200,000,000
Debt instrument conversion price (in dollars per share) | $ / shares															$ 17.63	$ 19.93
Convertible Debt | Subsequent Event
Subsequent Event [Line Items]
Debt face amount				$ 200,000,000
Debt instrument conversion price (in dollars per share) | $ / shares				$ 88.15									$ 17.63
Equity Incentive Plan 2010 [Member] | Subsequent Event
Subsequent Event [Line Items]
Common shares issued | shares		19,954